Reconciliation of Loss After Income Tax to Net Cash Used in Operating Activities (Tables)	12 Months Ended
Jun. 30, 2025
Statements [Line Items]
Summary of Reconciliation of Loss After Income Tax to Net Cash Used in Operating Activities

	Consolidated
	June 30, 2025 A$	June 30, 2024 A$	June 30, 2023 A$
Loss after income tax expense for the year	(61,434,165)	(42,716,625)	(39,896,348)
Adjustments for:
Depreciation and amortization	2,389,524	2,261,858	2,061,819
Loss on disposal of plant and equipment	1,186	41	1,427
Share-based payments	1,163,543	1,796,286	2,001,572
Changes in fair value of US investor warrants	—	—	(131,896)
Net exchange difference	3,165,899	(283,057)	(296,038)
Net change in fair value of convertible note liability	144,115	125,317	139,048
Net change in fair value of forward contract	(9,242)	—	—
Change in operating assets and liabilities:
Decrease/ (Increase) in current receivables	(2,518,092)	601,765	(1,607,705)
Decrease/ (Increase) in other operating assets	(6,211,030)	2,688,608	(1,152,563)
Increase in trade and other payables	1,072,393	537,565	3,272,412
Increase in employee benefits provision	186,163	167,013	252,452

Net cash used in operating activities	(62,049,706)	(34,821,229)	(35,355,820)